Mortgage Banking Activities, Mortgage Servicing Rights Carried at Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in MSRs measured at fair value
Fair value, beginning of year	$ 12,738
Changes in fair value:
Net changes in valuation model inputs or assumptions	214	$ (2,122)	$ 3,398
Other changes in fair value	(2,084)	(1,909)	(2,242)
Total changes in fair value	(1,870)	(4,031)	1,156
Fair value, end of year	12,415	12,738
Carried at fair value [Member]
Changes in MSRs measured at fair value
Fair value, beginning of year	12,738	15,580	11,538
Servicing from securitizations or asset transfers	1,556	1,196	3,469
Sales and other (1)	(9)	(7)	(583)
Net additions	1,547	1,189	2,886
Changes in fair value:
Net changes in valuation model inputs or assumptions	214	(2,122)	3,398
Other changes in fair value	(2,084)	(1,909)	(2,242)
Total changes in fair value	(1,870)	(4,031)	1,156
Fair value, end of year	12,415	12,738	15,580
Carried at fair value [Member] | Mortgage interest rates [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	247	(2,150)	4,362
Carried at fair value [Member] | Servicing and foreclosure costs [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	(83)	(20)	(228)
Carried at fair value [Member] | Discount rates [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	0	(55)	0
Carried at fair value [Member] | Prepayment estimates and other [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	$ 50	$ 103	$ (736)